Note 2 - Loans and Allowance for Loan Losses (Details Textual)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Loans Receivable with Variable Rates of Interest	$ 1,916,960,000	$ 1,777,303,000
Loans Receivable with Fixed Rates of Interest	578,978,000	553,297,000
Loans and Leases Receivable, Gross, Total	2,495,938,000	2,330,600,000
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	$ 0	$ 1,333,000
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest, Number of Loans		2
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	0	0	0
Financing Receivable, Number of Payment Deferrals	0
Mortgage Loans in Process of Foreclosure, Amount	$ 262,000	$ 301,000
Loans and Leases Receivable, Related Parties, Ending Balance	5,725,000	7,675,000	$ 12,878,000
Loans Originated Into Secondary Market	215,813,000	213,483,000	160,921,000
Gain (Loss) on Sale of Mortgage Loans	9,997,000	9,560,000	$ 6,802,000
Loans Sold With Recourse In Secondary Market	165,061,000	181,700,000
Nonperforming Financial Instruments [Member]
Potential Problem Loans	7,700,000	8,200,000
Real Estate Portfolio Segment [Member]
Loans and Leases Receivable, Gross, Total	2,303,140,000	2,076,783,000
Commercial Portfolio Segment [Member]
Loans and Leases Receivable, Gross, Total	116,717,000	172,811,000
Commercial Portfolio Segment [Member] | SBA CARES Act Paycheck Protection Program [Member]
Loans and Leases Receivable, Gross, Total	5,000,000.0
Consumer Portfolio Segment [Member]
Loans and Leases Receivable, Gross, Total	$ 64,794,000	$ 70,517,000
Minimum [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Amortization Period (Year)	15 years
Financing Receivable, Maturity Period (Year)	5 years
Minimum [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Maturity Period (Year)	1 year
Maximum [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Amortization Period (Year)	30 years
Financing Receivable, Maturity Period (Year)	15 years
Maximum [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Maturity Period (Year)	5 years